REAL ESTATE INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
REAL ESTATE INVENTORY
Work-in-process	$ 33,233	$ 179,419	$ 231,186
Finished goods	118,279	1,132,950	1,130,610
Total real estate inventory	$ 151,512	$ 1,312,369	$ 1,361,796